Research and Development Expenses and Advertising Costs	12 Months Ended
Mar. 31, 2011
Research and Development Expenses and Advertising Costs
Research and Development Expenses and Advertising Costs

17.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development expenses are charged to income as incurred and such amounts charged to income for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥268,197 million, ¥278,144 million and ¥268,221 million, respectively.

Advertising costs—

Advertising costs are expensed as incurred. Advertising costs were ¥99,865 million, ¥92,128 million and ¥90,977 million, which are included in the selling, general and administrative expenses in the consolidated statements of income, for the fiscal years ended March 31, 2009, 2010 and 2011, respectively.